Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		$ 454,518		$ 420,437		$ 305,177
Payment cash flows		(281,155)		(126,319)		(122,487)
New liabilities		336,216	[1]	140,184	[1]	223,829
Other changes		(256,213)	[2]	20,216	[2]	13,918
Ending balance		253,366		454,518		420,437
Syndicated Term Loan [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		81,906		88,781		94,919
Payment cash flows		(28,239)		(4,670)		(5,770)
New liabilities			[1]		[1]
Other changes		(7,162)	[2]	(2,205)	[2]	368
Ending balance		46,505		81,906		88,781
Other Term Loan [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		85,645		75,008		66,773
Payment cash flows		(224,380)		(76,942)		(75,235)
New liabilities		193,120	[1]	94,122	[1]	80,859
Other changes		(2,792)	[2]	(6,543)	[2]	2,611
Ending balance		51,593		85,645		75,008
Lease liabilities [member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		36,799		29,794		30,843
Payment cash flows		(8,854)		(5,733)		(4,070)
New liabilities		7,283	[1]	11,022	[1]	5,335
Other changes		(3,481)	[2]	1,716	[2]	(2,314)
Ending balance		31,747		36,799		29,794
Factoring Obligations [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		9,993		11,927		12,807
Payment cash flows		(18,779)		(38,953)		(37,412)
New liabilities		22,956	[1]	35,040	[1]	38,019
Other changes		(3,561)	[2]	1,979	[2]	(1,487)
Ending balance		10,609		9,993		11,927
Put Option Agreement [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		239,273		211,880		98,599
Payment cash flows
New liabilities			[1]		[1]	99,616
Other changes		(239,273)	[2]	27,393	[2]	13,665
Ending balance				239,273		211,880
Bank Overdraft [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance		902		3,047		1,236
Payment cash flows		(903)		(21)
New liabilities			[1]		[1]
Other changes		56	[2]	(2,124)	[2]	1,811
Ending balance		55		902		$ 3,047
Senior Notes [Member]
Borrowings (Details) - Schedule of reconciliation of liabilities from financing activities [Line Items]
Beginning balance
Payment cash flows
New liabilities	[1]	112,857
Other changes	[2]
Ending balance		$ 112,857

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $48,138 (2020: $22,426, 2019: $22,486) and acquisition of right-of-use assets $7,283 (2020: $11,022, 2019: $5,335). For the year ended December 31, 2019, it also included the issuance of put option agreements for $99,616.
[2]	Other changes include exchange differences and in 2021 the termination of the put option agreements in exchange for new equity instruments in Procaps Group S.A. Refer to Note 19.5. Put option agreement